LOAN RECEIVABLE	12 Months Ended
Oct. 31, 2023
Loan Receivable
LOAN RECEIVABLE

NOTE 5 – LOAN RECEIVABLE

On May 17, 2022, the Company and Revolution Desserts, LLC (“Revolution”) terminated the Definitive Agreement entered into on April 30, 2022. The primary reason for the termination is the regulatory delays in qualifying the Company’s Reg 1-A. Per the terms of the original agreement, the Company has advanced Revolution $80,000, which has been accounted for as a note receivable. No loan terms have been established as of October 31, 2022. Due to the uncertainty of the collection of this receivable the Company has written the receivable off and recognized $80,000 of bad debt expense, during the year ended October 31, 2022.